Stockholder's Equity (Details) - $ / shares	1 Months Ended			8 Months Ended	9 Months Ended
	Feb. 23, 2021	Jan. 31, 2021	Oct. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Apr. 30, 2020	Jan. 31, 2020
Stockholder's Equity (Details) [Line Items]
Percentage of converted share				20.00%	20.00%
Preferred stock shares authorized				1,000,000	1,000,000
Preferred stock par value (in Dollars per share)				$ 0.0001	$ 0.0001
Description of warrants for redemption				The Company may redeem the Public Warrants (except with respect to the warrants included in the Private Placement Units):• in whole and not in part;• at a price of $0.01 per warrant;• at any time during the exercise period;• upon a minimum of 30 days’ prior written notice of redemption;• if, and only if, the last reported sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20-trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.	The Company may redeem the Public Warrants:• in whole and not in part;• at a price of $0.01 per warrant;• at any time during the exercise period;• upon a minimum of 30 days’ prior written notice of redemption;• if, and only if, the last reported sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20-trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.
Class A Common Stock [Member]
Stockholder's Equity (Details) [Line Items]
Common stock, shares authorized				160,000,000	160,000,000
Common stock par value (in Dollars per share)				$ 0.0001	$ 0.0001
Common stock issued					700,000
Common stock, share outstanding					700,000
Common stock outstanding					700,000
Subject to possible redemption					30,000,000
Common stock, shares issued					700,000
Class A Common Stock [Member] | Private Placement [Member]
Stockholder's Equity (Details) [Line Items]
Common stock, share outstanding					700,000
Class B Common Stock [Member]
Stockholder's Equity (Details) [Line Items]
Common stock, shares authorized				40,000,000	40,000,000
Common stock par value (in Dollars per share)				$ 0.0001	$ 0.0001
Common stock voting rights				Holders of Class B common stock are entitled to one vote for each share.	Holders of Class B common stock are entitled to one vote for each share.
Common stock issued						20,125,000
Shares forfeited	1,125,000		5,750,000	1,125,000	1,125,000
Shares cancelled		5,750,000	5,750,000
Common stock, share outstanding	7,500,000			8,625,000	7,500,000		8,625,000
Percentage of shares issued and outstanding				20.00%	20.00%
Common stock, shares issued				8,625,000	7,500,000